Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands						1 Months Ended		12 Months Ended
	Apr. 06, 2023 shares	Apr. 15, 2022 shares	Apr. 15, 2021 shares	Aug. 30, 2019 shares	Jul. 31, 2018 shares	Aug. 31, 2018 shares	Nov. 30, 2014 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2017 shares	Apr. 30, 2016 shares	Mar. 31, 2015 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested								15,275,055	15,275,055
Options expected to vest								12,495,624						12,495,624
Options expected to vest, weighted-average exercise price | $ / shares														$ 0.0002
Options expected to vest, Aggregate intrinsic value | $											$ 46,564			$ 43,420
Weighted average fair value per option at grant date, Granted | $ / shares									$ 4		$ 2.48		$ 7.2
Total intrinsic value of options exercised | $									$ 24,815		$ 20,261		$ 28,487
Share-based compensation								¥ 267,101	$ 37,620	¥ 401,484		¥ 475,771
Weighted average remaining contractual term options outstanding								7 years 3 months 7 days	7 years 3 months 7 days	6 years 4 months 24 days	6 years 4 months 24 days
Number of options, Granted								7,888,864	7,888,864
Share based liability | $													120,000
Payments for Employee related liabilities | $													108,000
Escrow Deposit | $													$ 12,000
Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share split ratio				1-for-5
Employee vested option repurchased | ¥								¥ 13,422		¥ 24,971
Payments for vested options repurchased | ¥								28,126		89,652
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥								5,799		9,335		10,512
Unrecognized compensation expense | ¥								¥ 5,856
Weighted average recognition period								2 years 2 months 23 days	2 years 2 months 23 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares								75,000	75,000
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued								44,758,220						44,758,220
Number of share options granted							0
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation arrangements expiration Period								10 years	10 years
Unrecognized compensation expense | ¥								¥ 376,594
Weighted average recognition period								2 years 7 months 9 days	2 years 7 months 9 days
Weighted average remaining contractual term options outstanding								7 years 3 months 7 days	7 years 3 months 7 days
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued							14,031,194
Increase in number of shares reserved for future issuances								1.50%	1.50%
Number of shares reserved for future issuances, description								Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.	Starting from 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period								4 years	4 years
2014 Plan [Member] | RSUs [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	130,000	130,000	130,000
2014 Plan [Member] | Employee and Executives Share Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥								¥ 246,551		¥ 363,361		460,227
2015 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued				9,039,035											2,793,812	2,000,000	1,000,000
2018 Plan [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued				29,818,370	5,963,674
Share based compensation arrangements expiration Period					10 years
Number of shares reserved for issuance, description								the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.	the maximum aggregate number of shares which may be issued shall initially be 5,963,674 ordinary shares, plus that number of ordinary shares authorized for issuance under the 2015 Plan, in an amount equal to (i) the number of ordinary shares that were not granted pursuant to the 2015 Plan, plus (ii) the number of ordinary shares that were granted pursuant to the 2015 Plan that have expired without having been exercised in full or have otherwise become unexercisable.
2018 Plan [Member] | Options classified as Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average remaining contractual term options outstanding								5 years 8 months 8 days	5 years 8 months 8 days	6 years 6 months 29 days	6 years 6 months 29 days
Number of options, Granted								46,000	46,000
2018 Plan [Member] | Options classified as Equity Awards [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested								3,079,483	3,079,483
Options expected to vest								439,684						439,684
Options expected to vest, weighted-average exercise price | $ / shares														$ 0.07
Options expected to vest, Aggregate intrinsic value | $											$ 0			$ 0
Weighted average fair value per option at grant date, Granted | $ / shares									$ 0		$ 0		$ 1.39
Share-based compensation | ¥								¥ 14,751		¥ 28,788		¥ 76,989
Unrecognized compensation expense | ¥								¥ 370
Weighted average recognition period								11 months 4 days	11 months 4 days
Weighted average remaining contractual term options outstanding								5 years 8 months 8 days	5 years 8 months 8 days
2018 Plan [Member] | Options classified as Liability Awards [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation | ¥								¥ 0		¥ 0
2018 Plan [Member] | Founders [Member] | Options classified as Liability Awards [Member] | Tantan Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period						4 years
Number of options, Granted						17,891,025